Equity - Summary of Other Miscellaneous Reserves Within Equity (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ (2,259,081)	$ (3,411,514)	$ (3,414,739)
Company restructuring reserve [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(535,955)	(770,084)	(770,084)
Reserve for Transition to IFRS [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(458,846)	(659,398)	(659,398)
Reserve for Subsidiaries Transactions [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	12,547	18,031	18,031
Reserves for Tender Offer of Reorganization of Renewable Assets [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(913,672)	(1,420,440)	(1,420,440)
Reserves" Reorganization of Renewable Assets" [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	(408,802)	(635,544)	(635,544)
Argentine hyperinflation [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	31,142	37,116	33,287
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other miscellaneous reserves	$ 14,505	$ 18,805	$ 19,409